Income Taxes	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

Note 11 – Income Taxes

The Company’s effective tax rate for the three and nine months ending October 31, 2022 is 21.8% and 22.4%, respectively. Differences with statutory rate primarily relate to state taxes. Deferred tax assets are net operating loss carryforwards and other assets.

Deferred taxes are caused primarily by net operating loss carryforwards. U.S. Tax Legislation enacted in 2017 (the “TCJA”) has significantly changed certain aspects of U.S. federal income taxation. Net Operating Losses (“NOLs”) generated in 2017 and prior years can be carried forward for 20 years. NOLs generated in 2018 – 2020, as enacted by the CARES Act, can be carried forward indefinitely. However, NOLs generated in 2021 are also carried forward indefinitely but limited to 80% of taxable income.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon future generation for taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. There was no valuation allowance as of October 31, 2022 or January 31, 2022.

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the Company has taken or expects to take in its tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the net benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits.” A liability is recognized (or amount of net operating loss carry forward or amount of tax refundable is reduced) for unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

The actual yearly tax rate will vary due to numerous factors, such as level and geographic mix of income and losses, acquisitions, investments, intercompany transactions, our stock price, changes in our deferred tax assets and liabilities and their valuation, changes in the laws, regulations, administrative practices, principles, and interpretations related to tax, including changes to the global tax framework and other laws and accounting rules in various jurisdictions.

Note 13 - Income Tax Provision

The income tax provision consists of the following:

Income tax provision / (benefit) consists of the following:

	January 31, 2022	January 31, 2021
Federal
Current	$-	$-
Deferred	32,224	(184,085)
State and Local
Current
Deferred	264,248	(560,888)
Income tax provision / (benefit)	$296,472	$(744,973)

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Reform Bill”) was signed into law. Prior to the enactment of the Tax Reform Bill, the Company measured its deferred tax assets at the federal rate of 34%. The Tax Reform Bill reduced the federal tax rate to 21% resulting in the re-measurement of the deferred tax asset as of January 31, 2018. Beginning January 1, 2018, the lower tax rate of 21% will be used to calculate the amount of any federal income tax due on taxable income earned during 2019.

The Company had U.S. federal net operating loss carryovers (NOLs) of approximately $5.4 million and $3.8 million at January 31, 2022 and 2021, respectively, available to offset taxable income through 2034. If not used, these NOLs may be subject to limitation under Internal Revenue Code Section 382 should there be a greater than 50% ownership change as determined under the regulations. The Company plans on undertaking a detailed analysis of any historical and/or current Section 382 ownership changes that may limit the utilization of the net operating loss carryovers. The Company also has State NOLs of approximately $10.0 million and $5.2 million at January 31, 2022 and 2021, respectively, available to offset future taxable income through 2035.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon future generation for taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. During the year ended January 31, 2021, the valuation allowance was reduced to zero and decreased by $2,177,802. There was no valuation allowance as of January 31, 2022.

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the Company has taken or expects to take in its tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the net benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits.” A liability is recognized (or amount of net operating loss carry forward or amount of tax refundable is reduced) for unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

If applicable, interest costs related to the unrecognized tax benefits are required to be calculated and would be classified as “Other expenses – Interest” in the consolidated statements of operations. Penalties would be recognized as a component of “General and administrative.”

No interest or penalties on unpaid tax were recorded during the years ended January 31, 2022 and 2021, respectively. As of January 31, 2022 and 2021, no liability for unrecognized tax benefits was required to be reported. The Company does not expect any significant changes in its unrecognized tax benefits in the next year.

The Company’s deferred tax assets and liabilities consisted of the effects of temporary differences attributable to the following:

Deferred Tax Assets	Year Ended January 31, 2022	Year Ended January 31, 2021
Net operating loss carryovers	$1,152,434	$1,212,466
Share-based compensation	6,854	-
Acquisition costs	88,109	-
Capitalized start-up and organization costs	27,843	44,133
Right of use liability	798,015	571,046
Inventory	21,945	-
Interest limitation	16,224	-
Other	18,354	6,309
Total deferred tax assets	2,129,778	1,833,954

Deferred Tax Liabilities
Fixed assets	812,528	708,798
Right of use asset	868,749	380,183
Total deferred tax liabilities	1,681,277	1,088,981
Net deferred tax asset	$448,501	$744,973

The expected tax provision (benefit) based on the statutory rate is reconciled with actual tax provision (benefit) as follows:

	Year Ended January 31, 2022	Year Ended January 31, 2021
US Federal statutory rate	21.00%	21.00%
State income tax, net of federal benefit	1.08	7.11
Adjustments to deferred tax assets	627.47	5.78
Change in valuation allowance	-	(65.55)
Non-deductible expenses	16.00	9.24
Income tax provision (benefit)	665.55%	(22.42)%

(b)	Nine months ended October 31, 2022 and October 31, 2021 (unaudited).

MAMAMANCINI’S HOLDINGS, INC.

CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

October 31, 2022

Page(s)

Condensed Consolidated Balance Sheets as of October 31, 2022 (unaudited) and January 31, 2022	F-26

Condensed Consolidated Statements of Operations for the Three and Nine Months Ended October 31, 2022 and 2021 (unaudited)	F-27

Condensed Consolidated Statements of Changes in Stockholders’ Equity for the Period from August 1, 2022 through October 31, 2022 and the Period from August 1, 2021 through October 31, 2021 (unaudited)	F-28

Condensed Consolidated Statements of Changes in Stockholders’ Equity for the Period from February 1, 2022 through October 31, 2022 and the Period from February 1, 2021 through October 31, 2021 (unaudited)	F-29

Condensed Consolidated Statements of Cash Flows for the Nine Months Ended October 31, 2022 and 2021 (unaudited)	F-30

Notes to Condensed Consolidated Financial Statements (unaudited)	F-31

MamaMancini’s Holdings, Inc.
Condensed Consolidated Balance Sheets

	October 31, 2022	January 31, 2022
	(unaudited)
Assets:

Current Assets:
Cash	$3,479,287	$850,598
Accounts receivable, net	6,892,699	7,627,717
Inventories	3,563,959	2,890,793
Prepaid expenses	380,135	269,209
Total current assets	14,316,080	11,638,317

Property and equipment, net	3,579,437	3,678,532
Intangibles, net	1,617,693	1,984,979
Goodwill	8,633,334	8,633,334
Operating lease right of use assets, net	3,323,390	3,596,317
Deferred tax asset	350,895	448,501
Equity method investment in Chef Inspirational	1,290,464	-
Deposits	52,249	52,249
Total Assets	$33,163,542	$30,032,229

Liabilities and Stockholders’ Equity:

Liabilities:
Current Liabilities:
Accounts payable and accrued expenses	$8,065,749	$6,479,140
Term loan, net of debt discount of $48,726 and $57,771, respectively	1,502,998	1,235,333
Operating lease liability	378,223	292,699
Finance leases payable	180,085	218,039
Promissory note – related party	839,170	759,917
Series B Preferred Shares to be issued, net	185,000	-
Total current liabilities	11,151,225	8,985,128

Line of credit	990,000	765,000
Operating lease liability – net of current	2,992,603	3,339,255
Finance leases payable – net of current	295,805	376,132
Promissory note – related party, net of current	2,250,000	2,250,000
Term loan – net of current	5,043,104	6,206,896
Total long-term liabilities	11,571,512	12,937,283

Total Liabilities	22,722,737	21,922,411

Commitments and contingencies (Note 10)

Stockholders’ Equity:
Series A Preferred stock, $0.00001 par value; 120,000 shares authorized; 23,400 issued as of October 31, 2022 and January 31, 2022, 0 shares outstanding as of October 31, 2022 and January 31, 2022	-	-
Series B Preferred stock, $0.00001 par value; 200,000 shares authorized; 47,200 and 0 issued and outstanding as of October 31, 2022 and January 31, 2022	-	-
Preferred stock, $0.00001 par value; 19,680,000 shares authorized; no shares issued and outstanding	-	-

Common stock, $0.00001 par value; 250,000,000 shares authorized; 36,317,857 and 35,758,792 shares issued and outstanding as of October 31, 2022 and January 31, 2022	364	359
Additional paid in capital	22,472,793	20,587,789
Accumulated deficit	(11,882,852)	(12,328,830)
Less: Treasury stock, 230,000 shares at cost, respectively	(149,500)	(149,500)
Total Stockholders’ Equity	10,440,805	8,109,818
Total Liabilities and Stockholders’ Equity	$33,163,542	$30,032,229

See accompanying notes to the condensed consolidated financial statements

MamaMancini’s Holdings, Inc.
Condensed Consolidated Statements of Operations

(Unaudited)

	For the Three Months Ended October 31,		For the Nine Months Ended October 31,
	2022	2021	2022	2021

Sales-net of slotting fees and discounts	$25,693,913	$10,852,682	$70,370,967	$33,230,666

Costs of sales	19,129,707	8,206,939	57,384,953	24,006,920

Gross profit	6,564,206	2,645,743	12,986,014	9,223,746

Operating expenses:
Research and development	24,432	33,866	92,759	87,843
General and administrative	5,041,213	2,610,676	11,965,016	7,697,590
Total operating expenses	5,065,645	2,644,542	12,057,775	7,785,433

Income from operations	1,498,561	1,201	928,239	1,438,313

Other income (expenses)
Interest	(183,844)	(8,731)	(447,159)	(26,710)
Amortization of debt discount	(3,015)	-	(9,670)	-
Other income	-	-	2,596	37,704
Total other income (expenses)	(186,859)	(8,731)	(454,233)	10,994

Net income (loss) before income tax provision and income from equity method investment	1,311,702	(7,530)	474,006	1,449,307

Income from equity method investment in Chef Inspirational	71,924	-	90,464	-
Income tax benefit (provision)	(285,686)	2,075	(106,079)	(391,313)

Net income (loss)	1,097,940	(5,455)	458,391	1,057,994

Less: Class B preferred dividends	(12,413)	-	(12,413)	-

Net income (loss) available to common stockholders	1,085,527	$(5,455)	$445,978	$1,057,994

Net income (loss) per common share
– basic	$0.03	$(0.00)	$0.01	$0.03
– diluted	$0.03	$(0.00)	$0.01	$0.03

Weighted average common shares outstanding
– basic	36,317,857	35,728,821	36,020,209	35,683,484
– diluted	36,614,635	35,728,821	36,348,534	36,176,949

See accompanying notes to the condensed consolidated financial statements

MamaMancini’s Holdings, Inc.
Condensed Consolidated Statements of Changes in Stockholders’ Equity

(Unaudited)

For the Period from August 1, 2022 through October 31, 2022

	Series A		Series B						Additional
	Preferred Stock		Preferred Stock		Common Stock		Treasury Stock		Paid-in	Accumulated	Stockholders’
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Capital	Deficit	Equity

Balance, August 1, 2022	-	$-	-	$-	36,317,857	$364	(230,000)	$(149,500)	$21,326,367	$(12,968,379)	$8,208,852

Stock options issued for services	-	-	-	-	-	-	-	-	15,955	-	15,955

Common stock issued for services	-	-	-	-	-	-	-	-	7,671	-	7,671

Issuance of Preferred B Shares, net of issuance costs	-	-	47,200	-	-	-	-	-	1,122,800	-	1,122,800

Series B Preferred dividend	-	-	-	-	-	-	-	-	-	(12,413)	(12,413)

Net income	-	-	-	-	-	-	-	-	-	1,097,940	1,097,940
Think
Balance, October 31, 2022	-	$-	47,200	$-	36,317,857	$364	(230,000)	$(149,500)	$22,472,793	$(11,882,852)	$10,440,805

For the Period from August 1, 2021 through October 31, 2021

	Series A Preferred Stock		Common Stock		Treasury Stock		Additional Paid In	Accumulated	Stockholders’
	Shares	Amount	Shares	Amount	Shares	Amount	Capital	Deficit	Equity

Balance, August 1, 2021	-	$-	35,725,041	$359	(230,000)	$(149,500)	$20,555,657	$(11,013,455)	$9,393,061

Common stock issued for services	-	-	-	-	-	-	18,933	-	18,933

Stock options issued for services	-	-	-	-	-	-	748	-	748

Stock issued for the exercise of options	-	-	26,751	-	-	-	-	-	-

Net loss	-	-	-	-	-	-	-	(5,455)	(5,455)
Balance, October 31, 2021	-	$-	35,751,792	$359	(230,000)	$(149,500)	$20,575,338	$(11,018,910)	$9,407,287

See accompanying notes to the condensed consolidated financial statements

MamaMancini’s Holdings, Inc.
Condensed Consolidated Statements of Changes in Stockholders’ Equity

(Unaudited)

For the Period from February 1, 2022 through October 31, 2022

	Series A		Series B						Additional
	Preferred Stock		Preferred Stock		Common Stock		Treasury Stock		Paid-in	Accumulated	Stockholders’
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Capital	Deficit	Equity

Balance, February 1, 2022	-	$-	-	$-	35,758,792	$359	(230,000)	$(149,500)	$20,587,789	$(12,328,830)	$8,109,818

Stock options issued for services	-	-	-	-	-	-	-	-	28,288	-	28,288

Common stock issued for services	-	-	-	-	-	-	-	-	7,671	-	7,671

Stock issued for the exercise of options	-	-	-	-	57,093	-	-	-	26,250	-	26,250

Stock issued for the acquisition of equity investment in Chef Inspirational	-	-	-	-	501,972	5	-	-	699,995	-	700,000

Issuance of Preferred B Shares, net of issuance costs	-	-	47,200	-	-	-	-	-	1,122,800	-	1,122,800

Series B Preferred dividend	-	-	-	-	-	-	-	-	-	(12,413)	(12,413)

Net income	-	-	-	-	-	-	-	-	-	458,391	458,391

Balance, October 31, 2022	-	$-	47,200	$-	36,317,857	$364	(230,000)	$(149,500)	$22,472,793	$(11,882,852)	$10,440,805

For the Period from February 1, 2021 through October 31, 2021

	Series A Preferred Stock		Common Stock		Treasury Stock		Additional Paid In	Accumulated	Stockholders’
	Shares	Amount	Shares	Amount	Shares	Amount	Capital	Deficit	Equity

Balance, February 1, 2021	-	$-	35,603,731	$357	(230,000)	$(149,500)	$20,535,793	$(12,076,904)	$8,309,746

Common stock issued for services	-	-	-	-	-	-	18,933	-	18,933

Stock options issued for services	-	-	-	-	-	-	1,534	-	1,534

Stock issued for the exercise of options	-	-	148,061	2	-	-	19,078	-	19,080

Net income	-	-	-	-	-	-	-	1,057,994	1,057,994
Balance, October 31, 2021	-	$-	35,751,792	$359	(230,000)	$(149,500)	$20,575,338	$(11,018,910)	$9,407,287

MamaMancini’s Holdings, Inc.
Condensed Consolidated Statements of Cash Flows

(Unaudited)

	For the Nine Months Ended October 31,
	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$458,391	$1,057,994
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	678,710	572,238
Amortization of debt discount	9,670	-
Amortization of right of use assets	272,927	163,141
Amortization of intangibles	367,286	-
Share-based compensation	35,959	20,467
Change in deferred tax asset	97,606	383,313
Income from equity method investment in Chef Inspirational	(90,464)	-
Changes in operating assets and liabilities:
Accounts receivable	735,018	12,445
Inventories	(673,166)	(419,527)
Prepaid expenses	(111,551)	(75,184)
Security deposits	-	(2,979)
Accounts payable and accrued expenses	1,664,762	562,095
Operating lease liability	(261,128)	(141,206)
Net Cash Provided by Operating Activities	3,184,020	2,132,797

CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for fixed assets	(507,547)	(657,607)
Cash paid for investment in Chef Inspirational	(500,000)	-
Net Cash (Used in) Investing Activities	(1,007,547)	(657,607)
		-
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds in advance of preferred stock offering	185,000	-
Proceeds from preferred stock offering	1,180,000	-
Payment of stock offering costs	(57,200)	-
Repayment of term loan	(905,172)	-
Borrowings of line of credit, net	225,000	-
Repayment of finance lease obligations	(190,349)	(144,910)
Payment of Preferred B dividends	(11,313)	-
Proceeds from exercise of options	26,250	19,080
Net Cash Provided by (Used in) Financing Activities	452,216	(125,830)

Net Increase in Cash	2,628,689	1,349,360

Cash - Beginning of Period	850,598	3,190,560

Cash - End of Period	$3,479,287	$4,539,920

SUPPLEMENTARY CASH FLOW INFORMATION:
Cash Paid During the Period for:
Income taxes	$9,170	$6,830
Interest	$369,400	$28,748

SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Finance lease asset additions	$72,068	$128,050
Operating lease asset additions	$-	$347,585
Non-cash consideration paid in common stock for equity investment in Chef Inspirational	$700,000	$-
Preferred B accrued dividends	$1,100	$-

See accompanying notes to the condensed consolidated financial statements

MamaMancini’s Holdings, Inc.
Notes to Unaudited Condensed Consolidated Financial Statements

October 31, 2022